Loans and advances to customers - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	£ 5,028	£ 4,796
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	7	9
Financial assets at amortised cost
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	4,717	4,492
Loans and advances to banks
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	7	9
Loans and advances to customers
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	4,703	4,475
Debt securities
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	7	8
Provisions in relation to loan commitments and financial guarantees
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	311	304
Stage 1
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	897	816
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	7	9
Stage 1 | Financial assets at amortised cost
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	771	694
Stage 1 | Loans and advances to banks
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	7	9
Stage 1 | Loans and advances to customers
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	758	678
Stage 1 | Debt securities
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	6	7
Stage 1 | Provisions in relation to loan commitments and financial guarantees
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	126	122
Stage 2
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,958	1,970
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 2 | Financial assets at amortised cost
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,776	1,792
Stage 2 | Loans and advances to banks
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 2 | Loans and advances to customers
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,776	1,792
Stage 2 | Debt securities
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 2 | Provisions in relation to loan commitments and financial guarantees
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	182	178
Stage 3
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,898	1,757
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 3 | Financial assets at amortised cost
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,895	1,753
Stage 3 | Loans and advances to banks
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 3 | Loans and advances to customers
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,894	1,752
Stage 3 | Debt securities
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	1	1
Stage 3 | Provisions in relation to loan commitments and financial guarantees
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	3	4
POCI
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	275	253
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
POCI | Financial assets at amortised cost
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	275	253
POCI | Loans and advances to banks
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
POCI | Loans and advances to customers
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	275	253
POCI | Debt securities
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
POCI | Provisions in relation to loan commitments and financial guarantees
Schedule Of Impairment [Line Items]
Allowance account for credit losses of financial assets	£ 0	£ 0